S000012096 [Member] Investment Objectives and Goals - Columbia Select Corporate Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary of the Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Columbia Select Corporate Income Fund (the Fund) seeks total return, consisting primarily of current income
Objective, Secondary [Text Block]	and secondarily of capital appreciation.